Consolidated Statements of Changes in Shareholders' Equity - CAD ($)		Common Shares		Warrants	Contributed surplus	Translation reserve	Deficit	Total
Beginning Balance at Sep. 30, 2022		$ 19,496,640		$ 1,959,796	$ 3,551,330	$ (101,418)	$ (25,909,239)	$ (1,002,891)
Beginning Balance (in shares) at Sep. 30, 2022		3,682	[1]					3,682
Shares issued for public offering		$ 16,725,436						$ 16,725,436
Shares issued for public offering (in shares)	[1]	22,706
Share issuance costs		$ (3,671,791)		393,911	125,086			(3,152,794)
Shares issued for debt		$ 233,485						233,485
Shares issued for debt (in shares)	[1]	267
Options exercised		$ 5,836			(1,789)			4,047
Options exercised (in shares)	[1]	5
Warrants exercised		$ 60,000		(60,000)
Warrants exercised (in shares)	[1]	17
Warrants expired				(1,251,050)	1,251,050
Share-based compensation					373,554			373,554
Shares for vested RSUs and PSUs		$ 529,504			(529,504)
Shares for vested RSUs and PSUs (in shares)	[1]	67
Vested RSUs and PSUs repurchased					(612)			(612)
Other comprehensive loss						61,755		61,755
Net loss							(9,306,360)	(9,306,360)
Ending Balance at Sep. 30, 2023		$ 33,379,110		1,042,657	4,769,115	(39,663)	(35,215,599)	$ 3,935,620
Ending Balance (in shares) at Sep. 30, 2023		26,744	[1]					26,744
Shares issued for public offering		$ 3,608,154		133,907				$ 3,742,061
Shares issued for public offering (in shares)	[1]	39,761
Share issuance costs		$ (1,033,393)						(1,033,393)
Shares issued for debt		$ 97,615						97,615
Shares issued for debt (in shares)	[1]	222
Warrants exercised		$ 1,771,239		(91,877)	91,877			1,771,239
Warrants exercised (in shares)	[1]	8,473
Share-based compensation					291,761			291,761
Other comprehensive loss						1,143		1,143
Net loss							(7,437,759)	(7,437,759)
Ending Balance at Sep. 30, 2024		$ 37,822,725		1,084,687	5,152,753	(38,520)	(42,653,358)	$ 1,368,287
Ending Balance (in shares) at Sep. 30, 2024		75,200	[1]					75,200
Shares issued for public offering		$ 3,271,209						$ 3,271,209
Shares issued for public offering (in shares)	[1]	676,894
Shares issued for private placement		$ 371,154						371,154
Shares issued for private placement (in shares)	[1]	50,248
Warrants issued for private placement				5,724,586				5,724,586
Warrants issued for public offering				3,651,131				3,651,131
Pre-funded warrants issued for public offering				3,710,729				3,710,729
Pre-funded warrants issued for private placement				1,249,522				1,249,522
Share issuance costs		$ (795,253)		(2,442,700)				(3,237,953)
Shares issued for debt		$ 100,000						100,000
Shares issued for debt (in shares)	[1]	5,669
Pre-funded warrants exercised		$ 5,606,428		(4,813,793)				792,635
Pre-funded warrants exercised (in shares)	[1]	571,643
Warrants exercised		$ 627,728		(267,750)				359,978
Warrants exercised (in shares)	[1]	16,667
Warrants expired				(132,000)	132,000
Share-based compensation					113,692			113,692
Other comprehensive loss						(46,557)		(46,557)
Net loss							(9,626,694)	(9,626,694)
Ending Balance at Sep. 30, 2025		$ 47,003,991		$ 7,764,412	$ 5,398,445	$ (85,077)	$ (52,280,052)	$ 7,801,719
Ending Balance (in shares) at Sep. 30, 2025		1,396,321	[1]					1,396,321

[1]	See Notes 1(b) and (c)